Leases - Schedule of amounts recognized in statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Total cash outflow for leases	$ (25,527)	$ (54,928)
Total cash inflow for leases	$ 2,036	$ 1,987